CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Ordinary shares	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive (Loss) Income	Total
BALANCE at Dec. 31, 2020	$ 405	$ 135,347	$ (65,120)	$ (5)	$ 70,627
BALANCE, shares at Dec. 31, 2020	101,158,228
Shares issued for equity compensation plan	$ 1	262			263
Equity component of the 2018 Notes		34			34
Shares issued on exercise of warrants, shares	439,770
Net loss			(8,413)		(8,413)
Foreign currency translation adjustment				13	13
BALANCE at Dec. 31, 2021	$ 406	135,643	(73,533)	8	62,524
BALANCE, shares at Dec. 31, 2021	101,597,998
Equity component of the 2018 Notes		31			31
Net loss			(346)		(346)
Foreign currency translation adjustment				(5)	(5)
BALANCE at Dec. 31, 2022	$ 406	135,674	(73,879)	3	62,204
BALANCE, shares at Dec. 31, 2022	101,597,998
Equity component of the 2018 Notes		94			94
Net loss			(1,719)		(1,719)
BALANCE at Dec. 31, 2023	$ 406	$ 135,768	$ (75,598)	$ 3	$ 60,579
BALANCE, shares at Dec. 31, 2023	101,597,998